Convertible notes payable - Convertible Debt (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Convertible Debt [Roll Forward]
Conversion to ordinary shares	$ (14,255)
Current portion	24,731	$ 38,819
Non-current portion	101,622	$ 60,283
Convertible Debt
Convertible Debt [Roll Forward]
Convertible notes payable, beginning balance	99,102
Issuance of convertible notes	39,475
Accretion of interest expense	8,719
Installment settlement	(6,688)
Conversion to ordinary shares	(14,255)
Convertible notes payable, ending balance	126,353
Current portion	24,731
Non-current portion	101,622
Convertible Debt | Convertible Notes due 2026
Convertible Debt [Roll Forward]
Convertible notes payable, beginning balance	38,819
Issuance of convertible notes	0
Accretion of interest expense	6,855
Installment settlement	(6,688)
Conversion to ordinary shares	(14,255)
Convertible notes payable, ending balance	24,731
Current portion	24,731
Non-current portion	0
Convertible Debt | Convertible Notes due 2028
Convertible Debt [Roll Forward]
Convertible notes payable, beginning balance	60,283
Issuance of convertible notes	39,475
Accretion of interest expense	1,864
Installment settlement	0
Conversion to ordinary shares	0
Convertible notes payable, ending balance	101,622
Current portion	0
Non-current portion	$ 101,622